VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—3.5%
U.S. Treasury Bonds 2.875%, 5/15/49	$ 200	$ 234
U.S. Treasury Notes
0.125%, 5/31/22	870	870
0.250%, 5/31/25	725	713
0.875%, 6/30/26	1,155	1,151
0.375%, 9/30/27	1,160	1,107
Total U.S. Government Securities (Identified Cost $4,126)		4,075

Municipal Bonds—0.6%
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	40	43
Virginia—0.6%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	610	637
Total Municipal Bonds (Identified Cost $647)		680

Foreign Government Securities—6.6%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	295	32
RegS 7.650%, 4/21/25(1)(2)	825	87
Dominican Republic
144A 5.950%, 1/25/27(3)	100	112
144A 4.500%, 1/30/30(3)	315	320
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	400	455
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(3)	210	230
144A 4.500%, 10/26/46(3)	305	352
Oman Government International Bond 144A 7.375%, 10/28/32(3)	410	467
Republic of Angola 144A 8.250%, 5/9/28(3)	200	207
Republic of Colombia
3.125%, 4/15/31	450	421
4.125%, 5/15/51	220	189
Republic of Ecuador
144A 5.000%, 7/31/30(3)(4)	65	55
144A 1.000%, 7/31/35(3)(4)	85	56
Republic of Egypt 144A 7.600%, 3/1/29(3)	200	207
Republic of El Salvador 144A 5.875%, 1/30/25(3)	135	103
Republic of Ghana 144A 8.125%, 3/26/32(3)	200	189
	Par Value	Value

Foreign Government Securities—continued
Republic of Guatemala 144A 3.700%, 10/7/33(3)	$ 200	$ 195
Republic of Indonesia
2.850%, 2/14/30	650	671
144A 4.350%, 1/8/27(3)	240	270
Republic of Ivory Coast 144A 6.375%, 3/3/28(3)	200	219
Republic of Kenya 144A 8.000%, 5/22/32(3)	200	221
Republic of Pakistan 144A 8.250%, 9/30/25(3)	200	217
Republic of Panama 4.300%, 4/29/53	355	375
Republic of Philippines 3.700%, 3/1/41	200	211
Republic of Turkey
4.875%, 10/9/26	200	192
5.875%, 6/26/31	205	192
State of Israel 2.750%, 7/3/30	345	367
State of Qatar 144A 4.400%, 4/16/50(3)	200	244
Ukraine Government
144A 6.876%, 5/21/29(3)	200	203
144A 7.253%, 3/15/33(3)	200	203
United Mexican States 4.500%, 1/31/50	340	348
Total Foreign Government Securities (Identified Cost $8,495)		7,610

Mortgage-Backed Securities—14.8%
Non-Agency—14.8%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(3)	285	286
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	435	464
2015-SFR1, A 144A 3.467%, 4/17/52(3)	300	316
2015-SFR2, C 144A 4.691%, 10/17/52(3)	340	368
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	268	268
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	69	71
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	89	90
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	38	40
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(3)	275	284
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	130	135
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	$ 295	$ 312
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	317	316
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	214	216
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	87	88
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	8	8
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	188	189
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/26/29(3)(4)	115	115
CoreVest American Finance Trust 2020-4, A 144A 1.174%, 12/15/52(3)	223	221
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.819%, 4/25/44(3)(4)	32	32
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	293	298
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	345	346
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	51	52
2021-2, A3 144A 1.291%, 6/25/66(3)(4)	301	301
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(3)	200	201
2020-SFR2, B 144A 1.567%, 10/19/37(3)	335	335
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	32	33
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	55	55
2019-H1, A1 144A 2.657%, 10/25/59(3)(4)	12	13
2020-H1, A1 144A 2.310%, 1/25/60(3)(4)	68	69
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	199	197
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	52	53
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	54	54
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	146	149
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	174	177
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.186%, 4/25/55(3)(4)	160	160
MetLife Securitization Trust
2017-1A, M1 144A 3.480%, 4/25/55(3)(4)	150	157
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	164	169
	Par Value	Value

Non-Agency—continued
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	$ 100	$ 104
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	165	175
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	132
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	116	122
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	92	97
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	79	85
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	290	308
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	253	274
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	78	83
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	128	128
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	161	172
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.136%, 5/25/55(3)(4)	160	160
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	208	209
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	64	66
2018-EXP2, 1A1 144A 4.000%, 7/25/58(3)(4)	13	13
2021-NQM3, A1 144A 1.054%, 7/25/61(3)(4)	226	226
Preston Ridge Partners Mortgage LLC
2020-2, A1 144A 3.671%, 8/25/25(3)(4)	260	262
2020-3, A1 144A 2.857%, 9/25/25(3)(4)	343	343
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	361	363
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	103	103
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	212	213
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(4)	96	96
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(3)(4)	264	264
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	115	115
2019-SFR2, A 144A 3.147%, 5/17/36(3)	248	250
2021-SFR6, C 144A 1.855%, 7/17/38(3)	175	174
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	137	139
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(4)	$ 175	$ 175
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	11	11
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	114	116
Sequoia Mortgage Trust 2013-8, B1 3.498%, 6/25/43(4)	70	71
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	130	130
Starwood Mortgage Residential Trust
2021-3, A3 144A 1.518%, 6/25/56(3)(4)	93	93
2020-2, A1 144A 2.718%, 4/25/60(3)(4)	84	85
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(3)(4)	10	10
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	135	138
2016-4, B1 144A 3.826%, 7/25/56(3)(4)	300	324
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	300	313
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	710	749
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	290	309
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	215	228
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	315	321
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	135	143
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	235	242
2020-SFR2, D 144A 2.281%, 11/17/39(3)	225	221
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	240	242
VCAT LLC
2021-NPL1, A2 144A 4.826%, 12/26/50(3)(4)	165	165
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	207	207
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	338	338
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	124	124
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	241	241
Vericrest Opportunity Loan Trust XCVIII LLC 2021-NPL7, A1 144A 2.116%, 4/25/51(3)(4)	205	205
Verus Securitization Trust 2019-4, M1 144A 3.207%, 11/25/59(3)(4)	110	112
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(3)	113	114
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	$ 140	$ 148
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	86	87
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(3)	100	100
		17,076

Total Mortgage-Backed Securities (Identified Cost $16,905)		17,076

Asset-Backed Securities—13.0%
Automobiles—7.4%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(3)	365	366
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(3)	290	290
American Credit Acceptance Receivables Trust 2020-4, D 144A 1.770%, 12/14/26(3)	285	289
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	295	304
2020-3, C 1.060%, 8/18/26	230	231
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(3)	355	364
2019-1, D 144A 4.030%, 7/15/26(3)	520	533
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(3)	285	292
CPS Auto Receivables Trust 2018-C, D 144A 4.400%, 6/17/24(3)	310	315
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(3)	325	344
2019-3A, C 144A 2.790%, 5/15/24(3)	247	249
2018-4A, D 144A 4.350%, 9/16/24(3)	365	375
2019-1A, D 144A 4.130%, 12/16/24(3)	355	365
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(3)	285	290
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(3)	285	296
2021-2, C 144A 1.570%, 7/15/27(3)	230	229
GLS Auto Receivables Issuer Trust
2019-4A, B 144A 2.780%, 9/16/24(3)	425	431
2019-4A, D 144A 4.090%, 8/17/26(3)	265	275
2020-3A, D 144A 2.270%, 5/15/26(3)	285	292
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Trust
2018-1A, B 144A 3.520%, 8/15/23(3)	$ 125	$ 125
2018-3A, C 144A 4.180%, 7/15/24(3)	455	465
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(3)	290	290
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(3)	290	291
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	295	302
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	295	298
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(3)	345	350
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	290	292
		8,543

Consumer Loans—0.3%
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(3)	39	39
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(3)	225	231
		270

Credit Card—0.8%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	290	289
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(3)	285	286
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(3)	360	360
		935

Equipment—0.0%
NMEF Funding LLC 2019-A, A 144A 2.730%, 8/17/26(3)	29	29
Other—4.5%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(3)	345	345
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	355	369
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	277	287
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(3)	99	102
2020-1A, A 144A 2.981%, 11/15/35(3)	158	160
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(3)	212	213
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(3)	123	124
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(3)	61	61
2021-1A, B 144A 2.050%, 11/21/33(3)	188	189
	Par Value	Value

Other—continued
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(3)	$ 290	$ 289
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(3)	241	240
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(3)	283	300
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(3)	235	243
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	215	228
Lendmark Funding Trust
2018-2A, A 144A 4.230%, 4/20/27(3)	360	361
2021-1A, A 144A 1.900%, 11/20/31(3)	290	291
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	285	291
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	240	245
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(3)	335	340
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	160	161
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(3)	345	346
Small Business Lending Trust 2020-A, A 144A 2.620%, 12/15/26(3)	24	24
		5,209

Student Loan—0.0%
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	30	30
Total Asset-Backed Securities (Identified Cost $14,807)		15,016

Corporate Bonds and Notes—41.9%
Communication Services—3.4%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	250	240
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	240	252
Cars.com, Inc. 144A 6.375%, 11/1/28(3)	120	127
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	175	183
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(3)	5	5
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(3)	80	83
CommScope, Inc. 144A 4.750%, 9/1/29(3)	15	15
CSC Holdings LLC 144A 4.625%, 12/1/30(3)	200	190
Diamond Sports Group LLC 144A 5.375%, 8/15/26(3)(5)	105	69
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(3)	30	31
DISH DBS Corp. 7.750%, 7/1/26	110	124
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(3)	$ 160	$ 169
iHeartCommunications, Inc. 8.375%, 5/1/27	106	113
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(3)	145	146
144A 3.625%, 1/15/29(3)	55	53
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(3)	55	57
144A 4.750%, 10/15/27(3)	175	178
Mav Acquisition Corp. 144A 8.000%, 8/1/29(3)	125	119
Millennium Escrow Corp. 144A 6.625%, 8/1/26(3)	105	108
Nexstar Media, Inc. 144A 4.750%, 11/1/28(3)	115	119
Northwest Fiber LLC
144A 4.750%, 4/30/27(3)	25	25
144A 6.000%, 2/15/28(3)	10	10
144A 10.750%, 6/1/28(3)	105	118
Radiate Holdco LLC
144A 4.500%, 9/15/26(3)	40	41
144A 6.500%, 9/15/28(3)	110	112
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	200	228
Telesat Canada 144A 6.500%, 10/15/27(3)	130	113
T-Mobile USA, Inc. 3.875%, 4/15/30	285	315
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	105	111
Twitter, Inc. 144A 3.875%, 12/15/27(3)	260	278
Univision Communications, Inc. 144A 5.125%, 2/15/25(3)	175	178
		3,910

Consumer Discretionary—4.2%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(3)	120	121
Ambience Merger Sub, Inc.
144A 4.875%, 7/15/28(3)	30	30
144A 7.125%, 7/15/29(3)	185	183
Brunswick Corp. 2.400%, 8/18/31	210	203
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(3)	55	58
144A 8.125%, 7/1/27(3)	40	45
144A 4.625%, 10/15/29(3)	70	71
Carnival Corp. 144A 4.000%, 8/1/28(3)	2	2
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	110	110
Carvana Co.
144A 5.625%, 10/1/25(3)	90	93
144A 5.875%, 10/1/28(3)	90	93
Clarios Global LP 144A 8.500%, 5/15/27(3)	90	96
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	110	121
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(3)	95	95
	Par Value	Value

Consumer Discretionary—continued
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	$ 185	$ 193
Ford Motor Co. 9.000%, 4/22/25	162	195
Gap, Inc. (The) 144A 3.875%, 10/1/31(3)	130	130
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	285	289
Golden Nugget, Inc. 144A 8.750%, 10/1/25(3)(5)	130	136
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	115	117
M/I Homes, Inc. 4.950%, 2/1/28	160	167
Mclaren Finance plc 144A 7.500%, 8/1/26(3)	200	203
Metis Merger Sub LLC 144A 6.500%, 5/15/29(3)	75	73
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	85	98
144A 4.625%, 6/15/25(3)	25	27
Michaels Cos., Inc. (The) 144A 7.875%, 5/1/29(3)	40	42
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(3)	115	120
NCL Corp., Ltd. 144A 5.875%, 3/15/26(3)	80	82
NCL Finance Ltd. 144A 6.125%, 3/15/28(3)	45	47
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(3)	160	170
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(3)	185	187
PulteGroup, Inc.
7.875%, 6/15/32	135	194
6.375%, 5/15/33	140	184
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(3)	10	10
Royal Caribbean Cruises Ltd.
144A 4.250%, 7/1/26(3)	5	5
144A 5.500%, 8/31/26(3)	55	57
144A 5.500%, 4/1/28(3)	15	15
Scientific Games International, Inc.
144A 8.250%, 3/15/26(3)	80	85
144A 7.000%, 5/15/28(3)	40	43
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(3)	55	56
Station Casinos LLC 144A 4.500%, 2/15/28(3)	135	137
Tenneco, Inc. 144A 5.125%, 4/15/29(3)	150	153
Under Armour, Inc. 3.250%, 6/15/26(5)	170	176
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	105	109
		4,821

Consumer Staples—1.0%
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	265	312
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
BAT Capital Corp. 4.906%, 4/2/30	$ 300	$ 343
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(3)	215	231
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(3)	45	46
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	115	120
Vector Group Ltd. 144A 5.750%, 2/1/29(3)	110	110
		1,162

Energy—7.7%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	225	229
Antero Midstream Partners LP
144A 7.875%, 5/15/26(3)	80	88
144A 5.750%, 1/15/28(3)	105	109
Antero Resources Corp.
144A 8.375%, 7/15/26(3)	40	45
144A 7.625%, 2/1/29(3)	40	45
144A 5.375%, 3/1/30(3)	35	37
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	155	169
BP Capital Markets plc 4.875% (6)	275	302
Callon Petroleum Co.
6.125%, 10/1/24	101	99
144A 8.000%, 8/1/28(3)	5	5
Cheniere Energy Partners LP 144A 3.250%, 1/31/32(3)	135	136
Cheniere Energy, Inc. 4.625%, 10/15/28	65	69
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(3)	115	120
144A 5.875%, 2/1/29(3)	25	27
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(3)	110	113
CNX Midstream Partners LP 144A 4.750%, 4/15/30(3)	10	10
Colgate Energy Partners III LLC 144A 5.875%, 7/1/29(3)	20	20
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(3)	115	125
CrownRock LP
144A 5.625%, 10/15/25(3)	135	138
144A 5.000%, 5/1/29(3)	90	94
CSI Compressco LP 144A 7.500%, 4/1/25(3)	130	128
Energy Transfer LP
4.200%, 4/15/27	345	382
Series H 6.500%(6)	115	120
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	45	49
144A 6.500%, 7/1/27(3)	50	56
144A 4.500%, 1/15/29(3)	30	31
144A 4.750%, 1/15/31(3)	30	31
Hilcorp Energy I LP
144A 5.750%, 2/1/29(3)	100	103
144A 6.000%, 2/1/31(3)	100	103
	Par Value	Value

Energy—continued
HollyFrontier Corp. 5.875%, 4/1/26	$ 360	$ 413
Kinder Morgan, Inc. 7.750%, 1/15/32	225	323
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(3)	200	194
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(3)(5)	235	236
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(3)	115	118
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(3)	120	4
Nabors Industries Ltd. 144A 7.250%, 1/15/26(3)	65	63
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(3)	120	125
Occidental Petroleum Corp.
5.500%, 12/1/25	5	6
3.500%, 8/15/29	55	56
6.625%, 9/1/30	115	142
6.125%, 1/1/31	125	150
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(6)(7)	60	—(8)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	110	115
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	180	185
Petrobras Global Finance B.V.
7.375%, 1/17/27	120	145
5.999%, 1/27/28	50	56
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	650	37
Petroleos Mexicanos
6.500%, 3/13/27	605	639
5.950%, 1/28/31	365	354
7.690%, 1/23/50	215	204
6.375%, 1/23/45	225	191
6.350%, 2/12/48	365	308
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	220	238
Plains All American Pipeline LP 3.800%, 9/15/30	270	288
QuarterNorth Energy Holding, Inc. 0.000%	1	118
Rockcliff Energy II LLC 144A 5.500%, 10/15/29(3)	5	5
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	175	195
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(3)	235	230
Southwestern Energy Co. 144A 5.375%, 2/1/29(3)	120	128
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	200	246
Tap Rock Resources LLC 144A 7.000%, 10/1/26(3)	15	15
Targa Resources Partners LP
5.875%, 4/15/26	75	78
4.875%, 2/1/31	45	49
Transocean, Inc. 144A 11.500%, 1/30/27(3)	59	61
USA Compression Partners LP 6.875%, 4/1/26	55	57
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(3)	$ 10	$ 10
144A 4.125%, 8/15/31(3)	90	94
		8,859

Financials—11.4%
Acrisure LLC 144A 7.000%, 11/15/25(3)	165	168
AerCap Ireland Capital DAC 3.650%, 7/21/27	150	159
Allstate Corp. (The) Series B 5.750%, 8/15/53	280	303
Ally Financial, Inc. Series B 4.700% (6)	251	261
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	285	302
Athene Global Funding 144A 2.450%, 8/20/27(3)	335	346
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335	375
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	215	230
Bank of America Corp.
1.734%, 7/22/27	290	291
2.482%, 9/21/36	295	289
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	275	287
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)	150	149
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	345	341
Brighthouse Financial, Inc. 5.625%, 5/15/30(5)	270	326
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(3)	115	115
Charles Schwab Corp. (The) Series H 4.000% (6)	285	294
Citadel LP 144A 4.875%, 1/15/27(3)	235	254
Citigroup, Inc. 3.980%, 3/20/30	495	556
Cobra AcquisitionCo LLC 144A 6.375%, 11/1/29(3)	110	110
Coinbase Global, Inc. 144A 3.625%, 10/1/31(3)	115	109
Discover Bank 4.682%, 8/9/28	340	362
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	345	354
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	365	417
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	280	308
1.992%, 1/27/32	115	111
HCRX Investments Holdco LP 144A 4.500%, 8/1/29(3)	145	146
Icahn Enterprises LP
6.250%, 5/15/26	155	162
5.250%, 5/15/27	20	21
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	235	229
	Par Value	Value

Financials—continued
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(3)	$ 200	$ 194
Jefferies Financial Group, Inc. 5.500%, 10/18/23	100	106
JPMorgan Chase & Co.
2.956%, 5/13/31	485	505
1.953%, 2/4/32	570	550
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	130	129
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	235	241
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	31
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.174%, 4/20/67(4)	365	325
MetLife, Inc. Series G 3.850% (6)	245	256
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(3)	200	209
Morgan Stanley 3.950%, 4/23/27	345	384
Navient Corp. 6.750%, 6/25/25	120	131
Nippon Life Insurance Co. 144A 2.900%, 9/16/51(3)	200	197
OneMain Finance Corp. 7.125%, 3/15/26	110	127
Prospect Capital Corp. 3.706%, 1/22/26	225	232
Prudential Financial, Inc.
5.875%, 9/15/42	280	291
5.625%, 6/15/43	115	122
Santander Holdings USA, Inc. 4.400%, 7/13/27	200	225
Synovus Financial Corp. 5.900%, 2/7/29	109	117
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	345	359
Toronto-Dominion Bank (The) 3.625%, 9/15/31	295	324
Wells Fargo & Co. Series BB 3.900% (6)	440	454
Zions Bancorp NA 3.250%, 10/29/29	350	364
		13,248

Health Care—2.8%
Akumin, Inc. 144A 7.000%, 11/1/25(3)	125	121
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(3)	90	96
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(3)	140	144
Centene Corp. 4.625%, 12/15/29	100	109
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	200	207
Community Health Systems, Inc.
144A 6.625%, 2/15/25(3)	110	115
144A 6.875%, 4/15/29(3)	15	15
144A 6.125%, 4/1/30(3)	25	24
144A 4.750%, 2/15/31(3)	115	116
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
DaVita, Inc. 144A 4.625%, 6/1/30(3)	$ 120	$ 123
Encompass Health Corp. 4.500%, 2/1/28	110	114
Endo Dac 144A 6.000%, 7/15/23(3)	100	72
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(3)	65	65
Grifols Escrow Issuer S.A. 144A 4.750%, 10/15/28(3)	230	235
HCA, Inc. 5.625%, 9/1/28	90	107
HealthEquity, Inc. 144A 4.500%, 10/1/29(3)	15	15
Illumina, Inc. 2.550%, 3/23/31	140	141
Jaguar Holding Co. II 144A 5.000%, 6/15/28(3)	90	97
Lannett Co., Inc. 144A 7.750%, 4/15/26(3)	50	46
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(3)	50	53
144A 4.375%, 2/15/27(3)	85	85
Mozart Debt Merger Sub, Inc.
144A 3.875%, 4/1/29(3)	30	30
144A 5.250%, 10/1/29(3)	10	10
Ortho-Clinical Diagnostics, Inc. 144A 7.375%, 6/1/25(3)	31	33
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	75	76
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(3)	20	22
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	35	36
144A 10.000%, 4/15/27(3)	100	108
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	140	135
Tenet Healthcare Corp.
4.625%, 7/15/24	28	28
144A 7.500%, 4/1/25(3)	15	16
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	215	206
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	195	193
Viatris, Inc. 144A 2.700%, 6/22/30(3)	285	288
		3,281

Industrials—3.0%
Allied Universal Holdco LLC
144A 6.625%, 7/15/26(3)	195	206
144A 6.000%, 6/1/29(3)	200	197
American Airlines Group, Inc. 144A 5.000%, 6/1/22(3)	70	70
American Airlines, Inc.
144A 11.750%, 7/15/25(3)	235	291
144A 5.500%, 4/20/26(3)	30	32
144A 5.750%, 4/20/29(3)	10	11
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	360	377
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	355	374
	Par Value	Value

Industrials—continued
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	$ 188	$ 203
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(3)(9)	115	114
Boeing Co. (The)
5.150%, 5/1/30	175	205
3.750%, 2/1/50	85	86
5.930%, 5/1/60	69	94
Bombardier, Inc. 144A 6.000%, 2/15/28(3)	50	51
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(3)	115	113
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	285	290
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(3)	135	135
Delta Air Lines, Inc. 3.750%, 10/28/29	120	122
Deluxe Corp. 144A 8.000%, 6/1/29(3)	60	63
LBM Acquisition LLC 144A 6.250%, 1/15/29(3)	100	100
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(3)	5	5
Seaspan Corp. 144A 5.500%, 8/1/29(3)	15	15
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(3)	110	116
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	120	123
United Airlines, Inc.
144A 4.375%, 4/15/26(3)	20	21
144A 4.625%, 4/15/29(3)	20	21
		3,435

Information Technology—2.8%
Broadcom, Inc.
4.150%, 11/15/30	266	295
144A 2.450%, 2/15/31(3)	220	213
144A 3.187%, 11/15/36(3)	14	14
Citrix Systems, Inc. 3.300%, 3/1/30	420	429
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	25	26
144A 6.500%, 10/15/28(3)	35	36
Dell International LLC 8.100%, 7/15/36	255	387
HP, Inc. 3.400%, 6/17/30	345	367
MicroStrategy, Inc. 144A 6.125%, 6/15/28(3)(5)	10	10
Motorola Solutions, Inc.
4.600%, 2/23/28	165	190
4.600%, 5/23/29	120	139
NCR Corp. 144A 5.125%, 4/15/29(3)	135	139
Plantronics, Inc. 144A 4.750%, 3/1/29(3)	115	108
Rocket Software, Inc. 144A 6.500%, 2/15/29(3)	115	114
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	220	227
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
SYNNEX Corp. 144A 2.375%, 8/9/28(3)	$ 355	$ 351
Xerox Holdings Corp. 144A 5.500%, 8/15/28(3)	135	140
		3,185

Materials—2.7%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(3)(10)	235	250
Chemours Co. (The) 144A 5.750%, 11/15/28(3)	110	115
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	170	181
Eldorado Gold Corp. 144A 6.250%, 9/1/29(3)	140	139
Freeport-McMoRan, Inc. 5.450%, 3/15/43	135	166
INEOS Quattro Finance 2 plc 144A 3.375%, 1/15/26(3)	230	232
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)	230	228
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	350	370
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(3)	125	126
LSB Industries, Inc. 144A 6.250%, 10/15/28(3)	15	15
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	185	184
New Enterprise Stone & Lime Co., Inc.
144A 5.250%, 7/15/28(3)	5	5
144A 9.750%, 7/15/28(3)	45	49
Suzano Austria GmbH 2.500%, 9/15/28	115	112
Taseko Mines Ltd. 144A 7.000%, 2/15/26(3)	230	233
Teck Resources Ltd. 6.125%, 10/1/35	260	337
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	115	121
144A 6.625%, 11/1/25(3)	130	132
Unifrax Escrow Issuer Corp.
144A 5.250%, 9/30/28(3)	15	15
144A 7.500%, 9/30/29(3)	15	15
United States Steel Corp. 6.875%, 3/1/29	85	91
WR Grace Holdings LLC 144A 5.625%, 8/15/29(3)	55	57
		3,173

Real Estate—1.5%
American Assets Trust LP 3.375%, 2/1/31	109	113
EPR Properties 4.750%, 12/15/26	130	142
GLP Capital LP
5.250%, 6/1/25	185	206
5.750%, 6/1/28	64	75
5.300%, 1/15/29	95	111
MPT Operating Partnership LP 4.625%, 8/1/29	45	48
	Par Value	Value

Real Estate—continued
Office Properties Income Trust 4.500%, 2/1/25	$ 385	$ 413
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	150	148
Retail Properties of America, Inc. 4.750%, 9/15/30	295	325
Service Properties Trust 4.950%, 2/15/27	195	195
		1,776

Utilities—1.4%
CMS Energy Corp. 4.750%, 6/1/50	445	500
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	220	229
Ferrellgas LP
144A 5.375%, 4/1/26(3)	40	39
144A 5.875%, 4/1/29(3)	40	39
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	390	423
PG&E Corp. 5.250%, 7/1/30	90	92
Southern Co. (The) Series A 3.750%, 9/15/51	307	313
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(3)(7)	465	—
		1,635

Total Corporate Bonds and Notes (Identified Cost $47,183)		48,485

Leveraged Loans—16.4%
Aerospace—0.7%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	31	31
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27(4)	94	95
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(4)	25	26
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(4)	149	149
KKR Apple Bidco LLC
(1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	100	100
Second Lien (3 month LIBOR + 5.750%) 0.000%, 9/21/29(4)(11)	10	10
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	165	175
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.334%, 5/30/25(4)	98	97
Tranche F (1 month LIBOR + 2.250%) 2.334%, 12/9/25(4)	60	59
Tranche G (1 month LIBOR + 2.250%) 2.334%, 8/22/24(4)	29	28
United AirLines, Inc. Tranche B (1 month LIBOR + 3.750%) 4.500%, 4/21/28(4)	70	70
		840

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Chemicals—0.9%
ARC Falcon I, Inc.
(3 month LIBOR + 3.750%) 0.000%, 9/30/28(4)(11)	$ 105	$ 105
Second Lien (3 month LIBOR + 7.250%) 0.000%, 9/22/29(4)(11)	60	59
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27(4)	94	95
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27(4)	114	114
Herens Holdco S.a.r.l. Tranche B (6 month LIBOR + 4.000%) 4.750%, 7/3/28(4)	160	160
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 0.000%, 4/1/24(4)(11)	269	267
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 3.834%, 2/5/27(4)	108	108
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.832%, 10/1/25(4)	146	145
		1,053

Consumer Durables—0.1%
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 12/29/27(4)	115	114
Consumer Non-Durables—0.7%
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 0.000%, 9/29/28(4)(11)	225	225
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.084%, 6/30/24(4)	233	232
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.084%, 6/16/25(4)	150	110
ZEP, Inc. First Lien (12 month LIBOR + 4.00%) 5.000%, 8/12/24(4)	193	188
		755

Energy—0.4%
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(4)	93	93
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27(4)	114	114
Medallion Midland Acquisition LP (1 month LIBOR + 3.250%) 4.250%, 10/30/24(4)	114	114
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 10/5/28(4)(11)	30	30
Paragon Offshore Finance Co. (3 month PRIME + 1.750%) 5.000%, 7/16/21(1)(4)(7)	1	—
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24(4)	130	130
		481

Financial—0.7%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.334%, 1/31/28(4)	65	65
	Par Value	Value

Financial—continued
Tranche B-4 (1 month LIBOR + 5.250%) 5.334%, 1/20/29(4)	$ 60	$ 60
Tranche B-9 (1 month LIBOR + 3.250%) 3.334%, 7/31/27(4)	174	172
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.584%, 2/2/28(4)	269	266
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27(4)	158	158
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(4)(11)	20	20
		741

Food / Tobacco—0.4%
Chobani LLC (3 month LIBOR + 3.500%) 4.500%, 10/25/27(4)	60	60
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.334%, 1/29/27(4)	59	58
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.772%, 5/23/25(4)	137	137
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27(4)	125	125
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(4)	125	124
		504

Forest Prod / Containers—0.4%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 0.000%, 12/7/23(4)(11)	50	46
BWay Holding Co. (1 month LIBOR + 3.250%) 3.334%, 4/3/24(4)	45	44
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.250%, 2/12/26(4)	149	149
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25(4)	79	77
TricorBraun, Inc.
(1 month LIBOR + 3.250%) 5.000%-3.750%, 3/3/28(4)	6	6
(1 month LIBOR + 3.250%) 3.750%, 3/3/28(4)	78	78
		400

Gaming / Leisure—1.2%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.834%, 12/23/24(4)	229	228
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(4)	39	39
CCM Merger, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 11/4/25(4)	61	61
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 5/1/28(4)	30	31
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(4)	30	30
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 4.750%, 4/26/28(4)	115	115
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Jack Ohio Finance LLC (3 month LIBOR + 5.250%) 0.000%, 10/4/28(4)(11)	$ 105	$ 105
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/4/23(4)	10	11
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(4)	280	274
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.584%, 2/12/27(4)	187	182
Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(4)	67	67
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 11/1/26(4)	35	35
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.834%, 8/14/24(4)	61	61
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 2.368%-2.382%, 7/21/26(4)	73	73
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	107	106
		1,418

Health Care—3.1%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.586%, 10/31/25(4)	171	170
AHP Health Partners, Inc. (1 month LIBOR + 3.500%) 4.000%, 8/24/28(4)	50	50
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(4)	69	69
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.333%-4.378%, 2/11/26(4)	50	50
Azalea TopCo, Inc. 2021 (3 month LIBOR + 3.750%) 4.500%, 7/24/26(4)	239	239
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 9/29/28(4)(11)	10	10
CPI Holdco, LLC Tranche B-1, First Lien (1 month LIBOR + 3.750%) 3.834%, 11/4/26(4)	10	10
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.834%, 10/10/25(4)	103	92
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(4)	169	169
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 4.085%, 4/30/25(4)	160	159
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/19/28(4)	105	105
Insulet Corp. Tranche B (1 month LIBOR + 3.250%) 3.750%, 4/28/28(4)	40	40
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.834%, 11/17/25(4)	170	170
Mamba Purchaser, Inc. (3 month LIBOR + 2.750%) 0.000%, 10/16/28(4)(11)	40	40
Medline Borrower LP (3 month LIBOR + 3.250%) 0.000%, 10/23/28(4)(11)	35	35
	Par Value	Value

Health Care—continued
National Mentor Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(4)	$ 69	$ 69
Tranche C, First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(4)	2	2
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(4)	199	201
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.500%) 4.250%, 11/30/27(4)	119	119
Parexel International Corp.
(1 month LIBOR + 2.750%) 2.834%, 9/27/24(4)	175	175
(3 month LIBOR + 3.500%) 0.000%, 8/11/28(4)(11)	50	50
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.834%, 2/14/25(4)	179	177
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.336%, 3/5/26(4)	187	186
Tranche B-3 (1 month LIBOR + 3.500%) 3.585%, 3/5/26(4)	65	64
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 4.121%, 6/22/26(4)	95	95
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 3.750%, 11/18/27(4)	158	157
Southern Veterinary Partners LLC
(3 month LIBOR + 2.000%) 2.000%-5.000%, 10/5/27(4)	12	12
First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27(4)	133	133
Sterigenics-Nordion Holdings LLC (1 month LIBOR + 2.750%) 3.250%, 12/11/26(4)	65	65
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26(4)	60	60
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(4)	109	109
Upstream Newco, Inc. 2021 (1 month LIBOR + 4.250%) 4.334%, 11/20/26(4)	59	59
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.834%, 7/2/25(4)	262	253
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.084%, 10/22/26(4)	148	148
		3,542

Housing—0.4%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(4)	115	115
CP Iris Holdco I, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 10/2/28(4)(11)	38	38
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 1/31/27(4)(11)	165	164
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Housing—continued
Standard Industries, Inc. Tranche B (3 month LIBOR + 2.500%) 0.000%, 9/22/28(4)(11)	$ 185	$ 185
		502

Information Technology—2.0%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(4)	129	130
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.332%, 10/9/26(4)	113	113
Boxer Software 2nd
2021 (3 month LIBOR + 3.750%) 3.882%, 10/2/25(4)	176	175
Second Lien (3 month LIBOR + 5.500%) 0.000%, 2/27/26(4)(11)	25	25
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(4)	10	10
ConnectWise LLC (3 month LIBOR + 3.500%) 0.000%, 9/29/28(4)(11)	20	20
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27(4)	228	228
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27(4)	105	105
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24(4)	178	178
Infinite Bidco LLC
First Lien (1 month LIBOR + 3.750%) 4.250%, 3/2/28(4)	125	125
Second Lien (1 month LIBOR + 7.000%) 7.500%, 3/2/29(4)	65	65
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 5.750%, 7/27/28(4)	75	75
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(4)	149	149
Proofpoint, Inc. (3 month LIBOR + 3.250%) 3.750%, 8/31/28(4)	120	119
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(4)	175	175
Rocket Software, Inc. 2021 (1 month LIBOR + 4.250%) 4.750%, 11/28/25(4)	75	75
Sophia LP (3 month LIBOR + 3.750%) 4.500%, 10/7/27(4)	139	140
Turing Midco LLC (1 month LIBOR + 3.000%) 3.500%, 3/24/28(4)	98	98
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(4)	203	203
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(4)	5	5
Veritas U.S., Inc. 2021, Tranche B (3 month LIBOR + 5.000%) 6.000%, 9/1/25(4)	30	30
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.833%, 3/2/27(4)	104	103
		2,346

	Par Value	Value

Manufacturing—1.0%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	$ 167	$ 167
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 5.500%, 6/23/28(4)	100	100
Second Lien (3 month LIBOR + 8.250%) 9.000%, 6/15/29(4)	45	45
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(4)	114	114
Circor international, Inc. (1 month LIBOR + 3.250%) 4.250%, 12/11/24(4)	115	115
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.084%, 3/31/25(4)	160	159
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(4)	234	233
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(4)	143	143
Truck Hero, Inc. (1 month LIBOR + 3.250%) 4.000%, 1/29/28(4)	55	55
U.S. Farathane LLC Tranche B-5 (3 month LIBOR + 4.250%) 5.250%, 12/23/24(4)	72	72
		1,203

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.340%, 8/24/26(4)	88	55
DIRECTV Financing LLC (3 month LIBOR + 5.000%) 5.750%, 8/2/27(4)	58	57
		112

Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(12)	79	80
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(4)	21	22
		102

Media / Telecom - Diversified Media—0.2%
McGraw-Hill Education, Inc. (1 month LIBOR + 4.750%) 5.250%, 7/28/28(4)	92	92
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.084%, 1/31/29(4)	45	45
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.840%, 5/18/25(4)	114	112
		249

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.496%, 3/15/27(4)	79	78
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(4)	53	53
		131

Retail—0.7%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 11/8/27(4)	129	129
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Retail—continued
Great Outdoors Group LLC Tranche B-1 (3 month LIBOR + 4.250%) 5.000%, 3/6/28(4)	$ 114	$ 115
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(4)	169	169
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28(4)	115	115
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(4)	90	90
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	125	125
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 5.500%, 6/1/28(4)	60	60
		803

Service—2.5%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 4/6/28(4)	85	85
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(4)	120	119
Allied Universal Holdco LLC (3 month LIBOR + 3.750%) 4.250%, 5/12/28(4)	30	30
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(4)	119	116
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.750%) 3.750%-4.500%, 3/31/28(4)	14	14
First Lien (1 month LIBOR + 3.750%) 4.500%, 3/31/28(4)	70	70
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.336%, 2/6/26(4)	262	262
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(4)	99	99
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.879%, 8/3/26(4)	30	30
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(4)	204	206
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.500%) 4.000%, 6/30/28(4)	107	107
Tranche C (3 month LIBOR + 3.500%) 4.000%, 6/30/28(4)	20	20
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24(4)	127	127
NAB Holdings LLC 2018 (3 month LIBOR + 2.750%) 3.750%, 7/1/24(4)	114	114
Paysafe Holdings U.S. Corp. Tranche B-1 (3 month LIBOR + 2.750%) 3.250%, 6/28/28(4)	200	197
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	136	136
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.090%, 1/21/28(4)	224	224
	Par Value	Value

Service—continued
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	$ 194	$ 194
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.834%, 9/3/26(4)	206	205
St. George’s University Scholastic Services LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(4)(11)	144	143
Sweetwater Borrower LLC (3 month LIBOR + 4.750%) 5.500%, 8/5/28(4)	85	85
TTF Holdings LLC (1 month LIBOR + 4.000%) 4.750%, 3/31/28(4)	51	51
Weld North Education LLC 2021 (3 month LIBOR + 3.750%) 4.250%, 12/21/27(4)	199	199
		2,833

Transportation - Automotive—0.3%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(4)	226	215
Dexko Global, Inc. (3 month LIBOR + 3.750%) 0.000%, 10/4/28(4)(11)	25	25
Mavis Tire Express Services Topco Corp. First Lien (1 month LIBOR + 4.000%) 4.750%, 5/4/28(4)	84	85
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 10/28/27(4)	40	40
		365

Utility—0.4%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	224	222
Lightstone HoldCo LLC
2018, Tranche B (3 month LIBOR + 3.750%) 0.000%, 1/30/24(4)(11)	208	171
2018, Tranche C (3 month LIBOR + 3.750%) 0.000%, 1/30/24(4)(11)	12	10
PG&E Corp. Tranche B (3 month LIBOR + 3.000%) 3.500%, 6/23/25(4)	44	44
		447

Total Leveraged Loans (Identified Cost $18,915)		18,941

	Shares
Preferred Stocks—1.4%
Financials—1.1%
Bank of New York Mellon Corp. (The) Series E, 3.542%(4)	290(13)	292
Capital Farm Credit ACA Series 1 144A, 5.000%(3)	250(13)	258
Discover Financial Services Series D, 6.125%	110(13)	124
JPMorgan Chase & Co. Series HH, 4.600%	103(13)	105
MetLife, Inc. Series D, 5.875%(5)	173(13)	203
Truist Financial Corp. Series Q, 5.100%	270(13)	310
		1,292

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Industrials—0.3%
General Electric Co. Series D, 3.446%(4)	332(13)	$ 325
Total Preferred Stocks (Identified Cost $1,496)		1,617

Common Stocks—0.0%
Consumer Discretionary—0.0%
Mark IV Industries(7)(14)	828	3
Energy—0.0%
Frontera Energy Corp.(14)	2,618	16
Financials—0.0%
NMG Parent LLC(7)(14)	271	35
Total Common Stocks (Identified Cost $67)		54

Exchange-Traded Funds—0.9%
Invesco Senior Loan ETF(5)(15)	25,994	575
VanEck High Yield Muni ETF(5)(15)	7,426	464
Total Exchange-Traded Funds (Identified Cost $1,041)		1,039

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)(14)	7,753	10
Total Rights (Identified Cost $7)		10

Total Long-Term Investments—99.1% (Identified Cost $113,689)		114,603

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(15)	2,176,015	2,176
Total Short-Term Investment (Identified Cost $2,176)		2,176

Securities Lending Collateral—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(15)(16)	1,666,445	1,666
Total Securities Lending Collateral (Identified Cost $1,666)		1,666

TOTAL INVESTMENTS—102.4% (Identified Cost $117,531)		$118,445
Other assets and liabilities, net—(2.4)%		(2,737)
NET ASSETS—100.0%		$115,708
Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $61,231 or 52.9% of net assets.
(4)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500.
(9)	First pay date will be in June 2018.
(10)	100% of the income received was in cash.
(11)	This loan will settle after September 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	Value shown as par value.
(14)	Non-income producing.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(16)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	79%
Mexico	3
Canada	3
Panama	2
United Kingdom	2
Netherlands	1
Indonesia	1
Other	9
Total	100%
† % of total investments as of September 30, 2021.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
As of September 30, 2021, the Series had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
ARC Falcon I, Inc., (3 month LIBOR + 3.750%) 3.750%, 9/30/28	$15	$15	$15	$—(1)
CP Iris Holdco I, Inc., (3 month LIBOR + 3.750%) 3.750%, 10/02/28	8	8	8	—(1)
Dexko Global, Inc., (3 month LIBOR + 3.750%) 3.750%, 10/04/28	5	5	5	—(1)
DG Investment Intermediate Holdings 2, Inc., (1 month LIBOR + 3.750%) 4.320%, 3/31/28	1	1	1	—(1)
National Mentor Holdings, Inc., (3 month LIBOR + 3.500%) 3.750%, 3/02/28	3	3	3	—(1)
Precision Medicine Group LLC, (3 month LIBOR + 3.750%) 3.750%, 11/18/27	16	16	16	—(1)
Southern Veterinary Partners LLC, (3 month LIBOR + 2.000%) 2.000%, 10/05/27	4	3	3	—(1)
TricorBraun, Inc., (1 month LIBOR + 3.250%) 3.250%, 3/03/28	12	12	12	—(1)
Total	$64	$63	$63	$—(1)

(1)	Amount is less than $500.
The following table summarizes the market value of the Series’ investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$15,016	$—	$15,016	$—
Corporate Bonds and Notes	48,485	—	48,485	—(1)(2)
Foreign Government Securities	7,610	—	7,610	—
Leveraged Loans	18,941	—	18,941	—(1)
Mortgage-Backed Securities	17,076	—	17,076	—
Municipal Bonds	680	—	680	—
U.S. Government Securities	4,075	—	4,075	—
Equity Securities:
Preferred Stocks	1,617	—	1,617	—
Common Stocks	54	16	—	38
Rights	10	—	—	10
Securities Lending Collateral	1,666	1,666	—	—
Exchange-Traded Funds	1,039	1,039	—	—
Money Market Mutual Fund	2,176	2,176	—	—
Total Investments	$118,445	$4,897	$113,500	$48

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500.
Securities held by the Series with an end of period value of $99 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Series with an end of period value of $46 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and valuation inputs are not shown for the period ended September 30, 2021.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities,and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.